MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND         Two World Trade Center

LETTER TO THE SHAREHOLDERS January 31, 2001             New York, New York 10048

DEAR SHAREHOLDER:

Calendar year 2000 began with technology and high-multiple, new-economy stocks outperforming the broad markets, fueled by liquidity the Federal Reserve Board had injected into the system ahead of Y2K. It soon became clear, however, that first-quarter economic growth would exceed sustainable levels. During the second quarter, wage inflation exceeded 4 percent, while unemployment fell below 4 percent and energy prices reached heights not seen since the Gulf War. These factors led the Fed to raise interest rates by 100 basis points during the first half of 2000. As concern grew that slower earnings and economic growth might lie ahead, the markets underwent a sharp rotation out of high-multiple stocks and into long-ignored old-economy issues.

The Federal Reserve's interest-rate hikes pricked the price-earnings bubble that had been ballooning for some time. This action roiled the financial markets and cut off funding for many new-technology companies. During the late 1990s, these new companies had spurred old-economy companies to increase their capital spending in order to become "Webified." This increase in capital spending on information technology accounted for nearly one third of gross domestic product growth. During the second half of 2000, however, what had been a self-perpetuating cycle of accelerating growth, strong productivity gains and new-technology spending slowly began to reverse. As a result, we expect that spending on technology will continue to falter in the first half of 2001.

PERFORMANCE

For the six-month period ended January 31, 2001, Morgan Stanley Dean Witter Aggressive Equity Fund's Class A, B, C and D shares returned -8.86 percent, -9.24 percent, -9.24 percent and -8.83 percent, respectively. For the same period, the Standard & Poor's 500 Index

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

(S&P 500(R)) returned -3.98 percent.* The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.

While the Fund underperformed its benchmark during the six-month period under review, the Fund (Class B) has significantly outpaced the S&P 500 (36.87 percent versus 11.64 percent) since its inception on February 24, 1999.

PORTFOLIO STRATEGY

The Fund began the year significantly overweighted toward the technology and biotechnology sectors. However, as it became clear that the Federal Reserve Board's action during the first half of 2000 was going to lead to slower earnings growth and lower multiples for those particular high beta issues, the Fund shifted its emphasis to steady growth stocks that the portfolio managers believe typically outperform in a decelerating environment. (Stocks with high betas are generally more volatile than the overall market.) These included stocks in the health care, financial services, electric utility and consumer staples sectors.

LOOKING AHEAD

We believe that the Federal Reserve Board will continue to lower interest rates during the first half of 2001. However, this easing of interest rates may take longer than usual to have a positive impact on the economy, because corporate debt levels need to be pared and excess inventories reduced before capital spending can rebound. In addition, high levels of consumer spending have impaired the consumer balance sheets. Therefore, debt levels here will also need to be reduced before spending can resume in force.

Given our outlook for a significant economic slowdown, the Fund is currently invested in a blend of stocks, which we believe should achieve the best earnings momentum over the short term, and early cycle issues, particularly those related to the consumer (e.g., retailing, media and air transport). In our view, retailing, which consists of relatively low-ticket items, is likely to rebound before durable goods such as automobiles and housing. Cable companies should benefit from new spending on such digital services as video on demand and cable modems. Finally, air transport should benefit from declining fuel prices and industry consolidation.

---------------------
*The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

As we enter into the new year, the Fund is approximately market weighted in technology. This sector, which became oversold in 2000, may benefit in the short term from declining global interest rates and potential tax cuts in the United States. In addition, there are a few exciting new product cycles expected to be more broadly deployed in 2002, including wireless data and home networking. However, we remain somewhat cautious toward the sector, because corporate technology spending levels have far exceeded historical norms and the ensuing goods overhang in technology may depress any potential rebound.

We appreciate your ongoing support of Morgan Stanley Dean Witter Aggressive Equity Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN

CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

FUND PERFORMANCE January 31, 2001


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
PERIOD ENDED 1/31/01
-------------------------
1 Year                     (6.91)%(1)  (11.80)%(2)
Since Inception (2/24/99)  18.50 %(1)  15.24 %(2)

                CLASS B SHARES**
-------------------------------------------------
PERIOD ENDED 1/31/01
-------------------------
1 Year                     (7.64)%(1)  (11.70)%(2)
Since Inception (2/24/99)  17.60 %(1)  15.82 %(2)

                CLASS C SHARES+
-----------------------------------------------
PERIOD ENDED 1/31/01
-------------------------
1 Year                     (7.64)%(1) (8.46)%(2)
Since Inception (2/24/99)  17.60 %(1) 17.60 %(2)

               CLASS D SHARES++
-----------------------------------------------
PERIOD ENDED 1/31/01
-------------------------
1 Year                     (6.75)%(1)
Since Inception (2/24/99)  18.76 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

---------------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

PORTFOLIO OF INVESTMENTS January 31, 2001 (unaudited)

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            COMMON AND PREFERRED STOCKS (94.2%)
            Advertising/Marketing Services (1.2%)
  53,900    Interpublic Group of
             Companies, Inc. ..........  $    2,220,680
 163,000    Omnicom Group, Inc. .......      14,881,900
                                         --------------
                                             17,102,580
                                         --------------
            Aerospace & Defense (0.3%)
  64,400    General Dynamics Corp. ....       4,571,112
                                         --------------
            Air Freight/Couriers (0.4%)
  67,000    FedEx Corp.*...............       3,040,460
  50,000    United Parcel Service, Inc.
             (Class B).................       3,095,000
                                         --------------
                                              6,135,460
                                         --------------
            Airlines (0.9%)
 195,000    AMR Corp.*.................       7,622,550
  55,410    Continental Airlines, Inc.
             (Class B)*................       2,889,631
  81,100    Southwest Airlines Co. ....       2,540,863
                                         --------------
                                             13,053,044
                                         --------------
            Aluminum (0.4%)
 172,000    Alcoa, Inc. ...............       6,319,280
                                         --------------

            Apparel/Footwear (1.6%)
 225,000    Jones Apparel Group,
             Inc.*.....................       8,997,750
 267,100    Nike, Inc. (Class B).......      14,695,842
                                         --------------
                                             23,693,592
                                         --------------
            Apparel/Footwear Retail (1.4%)
 150,000    Abercrombie & Fitch Co.
             (Class A)*................       4,471,500
 416,300    Gap, Inc. (The)............      13,571,380
 153,600    Limited, Inc. (The)........       3,173,376
                                         --------------
                                             21,216,256
                                         --------------
            Beverages: Alcoholic (2.4%)
 426,800    Anheuser-Busch Companies,
             Inc. .....................      18,506,048
 232,000    Coors (Adolph) Co. (Class
             B) (Non-Voting)...........      16,135,600
                                         --------------
                                             34,641,648
                                         --------------
            Beverages: Non-Alcoholic (1.3%)
  64,000    Coca-Cola Co. .............       3,712,000
 351,000    PepsiCo, Inc. .............      15,468,570
                                         --------------
                                             19,180,570
                                         --------------

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            Biotechnology (2.1%)
  97,200    Genentech, Inc.*...........  $    5,759,100
  63,000    Genzyme Corp. (General
             Division)*................       5,453,437
  80,000    Human Genome Sciences,
             Inc.*.....................       4,880,000
 124,800    IDEC Pharmaceuticals
             Corp.*....................       7,339,800
 106,340    Invitrogen Corp.*..........       7,922,330
                                         --------------
                                             31,354,667
                                         --------------
            Broadcasting (2.5%)
 241,000    Clear Channel
             Communications, Inc.*.....      15,715,610
 162,000    Entercom Communications
             Corp.*....................       7,938,000
 306,300    Univision Communications,
             Inc. (Class A)*...........      13,057,569
                                         --------------
                                             36,711,179
                                         --------------
            Cable/Satellite TV (4.2%)
 319,090    Adelphia Communications
             Corp. (Class A)*..........      13,800,642
  38,000    Cablevision Systems Corp.
             (Class A)*................       3,325,380
 684,000    Charter Communications,
             Inc. (Class A)*...........      15,475,500
 417,100    Comcast Corp. (Class A
             Special)*.................      17,857,094
 237,700    Cox Communications, Inc.
             (Class A)*................      11,043,542
                                         --------------
                                             61,502,158
                                         --------------
            Computer Communications (3.5%)
 153,100    Brocade Communications
             Systems, Inc.*............      13,826,844
 603,900    Cisco Systems, Inc.*.......      22,608,506
  40,000    Emulex Corp.*..............       3,720,000
 108,120    Juniper Networks, Inc.*....      11,535,052
                                         --------------
                                             51,690,402
                                         --------------
            Computer Peripherals (2.2%)
 315,000    EMC Corp.*.................      23,936,850
  94,000    QLogic Corp.*..............       8,272,000
                                         --------------
                                             32,208,850
                                         --------------
            Computer Processing Hardware (0.7%)
 346,600    Sun Microsystems, Inc.*....      10,592,962
                                         --------------

            Contract Drilling (1.9%)
 529,250    ENSCO International
             Inc. .....................      19,079,462
 143,700    Nabors Industries, Inc.*...       8,479,737
                                         --------------
                                             27,559,199
                                         --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

PORTFOLIO OF INVESTMENTS January 31, 2001 (unaudited) continued


NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            Data Processing Services (1.7%)
  38,000    Amdocs Ltd.*...............  $    2,975,780
  71,300    Automatic Data Processing,
             Inc. .....................       4,268,018
  89,000    Bisys Group, Inc. (The)*...       4,027,250
  71,000    DST Systems, Inc.*.........       4,224,500
 166,000    First Data Corp. ..........      10,094,460
                                         --------------
                                             25,590,008
                                         --------------
            Department Stores (2.7%)
 219,000    Federated Department
             Stores, Inc.*.............       9,758,640
 229,000    Kohl's Corp.*..............      16,259,000
 345,000    May Department Stores
             Co. ......................      13,437,750
                                         --------------
                                             39,455,390
                                         --------------
            Discount Stores (1.2%)
 436,600    Kmart Corp.*...............       3,820,250
 168,900    Target Corp. ..............       6,414,822
 131,000    Wal-Mart Stores, Inc. .....       7,440,800
                                         --------------
                                             17,675,872
                                         --------------
            Drugstore Chains (1.0%)
 260,000    CVS Corp. .................      15,392,000
                                         --------------
            Electric Utilities (1.1%)
 220,200    Duke Energy Corp. .........       8,052,714
 135,200    Exelon Corp. ..............       8,180,952
                                         --------------
                                             16,233,666
                                         --------------
            Electrical Products (0.3%)
 110,300    Capstone Turbine Corp.*....       4,522,300
                                         --------------
            Electronic Equipment/Instruments (0.1%)
  15,900    Waters Corp.*..............       1,169,127
                                         --------------

            Electronic Production Equipment (2.5%)
  99,000    Advanced Energy Industries,
             Inc.*.....................       3,038,062
 306,000    Applied Materials, Inc.*...      15,395,625
 217,000    KLA-Tencor Corp.*..........       9,954,875
 156,300    Novellus Systems, Inc.*....       7,561,013
                                         --------------
                                             35,949,575
                                         --------------
            Finance/Rental/Leasing
             (2.4%)
 289,180    Countrywide Credit
             Industries, Inc. .........      13,941,368
 138,200    Fannie Mae.................      10,251,676
 168,300    Freddie Mac................      10,266,300
  20,500    USA Education Inc. ........       1,288,015
                                         --------------
                                             35,747,359
                                         --------------

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            Financial Conglomerates (4.1%)
 552,266    Citigroup, Inc. ...........  $   30,910,328
  96,000    ING Groep NV
             (Netherlands).............       7,376,259
 407,700    J.P. Morgan Chase & Co. ...      22,419,423
                                         --------------
                                             60,706,010
                                         --------------
            Food Retail (0.9%)
 236,500    Kroger Co.*................       5,806,075
 138,000    Safeway Inc.*..............       6,992,460
                                         --------------
                                             12,798,535
                                         --------------
            Home Improvement Chains (0.8%)
 242,300    Home Depot, Inc. (The).....      11,678,860
  12,300    Lowe's Companies, Inc. ....         657,435
                                         --------------
                                             12,336,295
                                         --------------
            Hospital/Nursing Management (1.0%)
 320,000    Tenet Healthcare Corp.*....      13,958,400
                                         --------------

            Hotels/Resorts/Cruiselines
             (0.3%)
  93,000    Marriott International,
             Inc. (Class A)............       4,292,880
                                         --------------

            Household/Personal Care (0.4%)
 150,800    Avon Products, Inc. .......       6,378,840
                                         --------------

            Industrial Conglomerates (1.3%)
  67,000    Minnesota Mining &
             Manufacturing Co. ........       7,413,550
 195,000    Tyco International Ltd.
             (Bermuda).................      12,012,000
                                         --------------
                                             19,425,550
                                         --------------
            Information Technology Services (0.6%)
 226,300    PeopleSoft, Inc.*..........       9,278,300
                                         --------------

            Internet Software/Services (1.3%)
 134,000    Art Technology Group,
             Inc.*.....................       5,092,000
 221,000    BEA Systems, Inc.*.........      14,572,188
                                         --------------
                                             19,664,188
                                         --------------
            Investment Banks/Brokers (5.4%)
 215,000    Goldman Sachs Group, Inc.
             (The).....................      24,456,250
 356,200    Lehman Brothers Holdings,
             Inc. .....................      29,308,136
 345,100    Merrill Lynch & Co.,
             Inc. .....................      25,019,750
                                         --------------
                                             78,784,136
                                         --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

PORTFOLIO OF INVESTMENTS January 31, 2001 (unaudited) continued


NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            Investment Managers (1.1%)
 384,500    Amvescap PLC (United
             Kingdom)..................  $    8,605,433
 138,000    Federated Investors, Inc.
             (Class B).................       4,002,000
  80,500    Stilwell Financial,
             Inc. .....................       3,498,530
                                         --------------
                                             16,105,963
                                         --------------
            Life/Health Insurance
             (0.3%)
  65,200    AFLAC, Inc. ...............       3,845,496
                                         --------------
            Major Banks (3.0%)
  82,290    Bank of New York Co.,
             Inc. .....................       4,503,732
 137,000    BB&T Corp. ................       5,018,310
 184,500    FleetBoston Financial
             Corp. ....................       7,996,230
  90,500    Mellon Financial Corp. ....       4,217,300
 110,000    PNC Financial Services
             Group, Inc. ..............       8,142,200
 279,000    Wells Fargo & Co. .........      14,371,290
                                         --------------
                                             44,249,062
                                         --------------
            Major Telecommunications (0.5%)
 304,000    AT&T Corp. ................       7,292,960
                                         --------------

            Media Conglomerates (1.6%)
 328,000    AOL Time Warner Inc.*......      17,239,680
 261,800    Fox Entertainment Group,
             Inc. (Class A)*...........       5,890,500
                                         --------------
                                             23,130,180
                                         --------------
            Medical Distributors (0.7%)
 107,000    Cardinal Health, Inc. .....      10,197,100
                                         --------------

            Medical Specialties (2.1%)
 342,100    ALZA Corp. *...............      14,162,940
 139,000    Baxter International,
             Inc. .....................      12,215,320
 106,000    Beckman Coulter, Inc. .....       3,981,360
                                         --------------
                                             30,359,620
                                         --------------
            Multi-Line Insurance (1.3%)
 219,000    American International
             Group Inc. ...............      18,619,380
                                         --------------
            Oil & Gas Pipelines (0.5%)
 122,400    El Paso Energy Corp. ......       7,698,960
                                         --------------

            Oilfield Services/Equipment (1.4%)
 101,000    BJ Services Co.*...........       7,906,280
 112,000    Schlumberger Ltd. .........       8,601,600
  60,000    Smith International,
             Inc.*.....................       4,566,000
                                         --------------
                                             21,073,880
                                         --------------

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            Packaged Software (4.3%)
  94,520    Check Point Software
             Technologies Ltd.
             (Israel)*.................  $   14,414,300
  39,200    Mercury Interactive
             Corp.*....................       3,405,500
  37,000    Micromuse Inc.*............       2,990,063
 475,500    Oracle Corp.*..............      13,848,938
 134,000    Rational Software Corp.*...       6,959,625
  23,800    SAP AG (Pref.) (Non-Voting)
             (Germany).................       4,651,872
 118,800    Siebel Systems, Inc.*......       7,877,925
  99,000    Veritas Software Corp.*....       9,392,625
                                         --------------
                                             63,540,848
                                         --------------
            Pharmaceuticals: Major (5.0%)
 170,910    Abbott Laboratories........       7,667,023
 331,200    American Home Products
             Corp. ....................      19,573,920
 172,300    Aventis S.A. (France)......      13,688,415
 329,700    Pfizer, Inc. ..............      14,885,955
 312,000    Pharmacia Corp. ...........      17,478,240
                                         --------------
                                             73,293,553
                                         --------------
            Pharmaceuticals: Other
             (2.3%)
  71,000    Allergan, Inc. ............       5,804,250
 177,440    Forest Laboratories,
             Inc.*.....................      11,881,382
 340,000    King Pharmaceuticals,
             Inc.*.....................      15,405,400
                                         --------------
                                             33,091,032
                                         --------------
            Property - Casualty Insurers (2.0%)
 154,200    ACE, Ltd. (Bermuda)........       5,705,400
 278,000    Allstate Corp. (The).......      10,808,640
  97,000    Everest Re Group, Ltd.
             (Bermuda).................       5,567,800
  65,000    PartnerRe Ltd. (Bermuda)...       3,187,600
  92,000    St. Paul Companies,
             Inc. .....................       4,417,840
                                         --------------
                                             29,687,280
                                         --------------
            Railroads (0.1%)
  36,100    Union Pacific Corp. .......       1,912,578
                                         --------------

            Regional Banks (1.0%)
 182,000    Fifth Third Bancorp........      10,783,500
  48,500    Northern Trust Corp. ......       3,734,500
                                         --------------
                                             14,518,000
                                         --------------
            Restaurants (0.6%)
  66,000    Brinker International,
             Inc.*.....................       1,713,360
  75,000    Darden Restaurants,
             Inc. .....................       1,620,750
 107,000    Starbucks Corp.*...........       5,343,313
                                         --------------
                                              8,677,423
                                         --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

PORTFOLIO OF INVESTMENTS January 31, 2001 (unaudited) continued


NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            Savings Banks (0.7%)
  78,000    Golden West Financial
             Corp. ....................  $    4,176,120
 131,000    Washington Mutual, Inc. ...       6,320,750
                                         --------------
                                             10,496,870
                                         --------------
            Semiconductors (3.0%)
 211,000    Altera Corp.*..............       6,382,750
 360,440    Micron Technology, Inc.*...      16,497,339
 299,700    Texas Instruments, Inc. ...      13,126,860
 137,700    Xilinx, Inc.*..............       7,435,800
                                         --------------
                                             43,442,749
                                         --------------
            Specialty Insurance (0.3%)
  60,000    XL Capital Ltd. (Class A)
             (Bermuda).................       4,450,800
                                         --------------

            Specialty Stores (0.5%)
 285,000    Toys 'R' Us, Inc.*.........       7,524,000
                                         --------------

            Telecommunication Equipment (5.4%)
  52,790    Alcatel (ADR) (France).....       3,088,215
 142,000    CIENA Corp.*...............      12,788,875
 158,810    Comverse Technology,
             Inc.*.....................      17,995,158
 247,326    Ericsson (L.M.)
             Telefonaktiebolaqet (ADR)
             (Class B) (Sweden)........       2,936,996
 367,000    Motorola, Inc. ............       8,371,270
 215,022    Nokia Corp. (ADR)
             (Finland).................       7,386,006
 200,000    Nortel Networks Corp.
             (Canada)..................       7,646,000
 248,500    Scientific-Atlanta,
             Inc. .....................      14,910,000
 134,000    Tekelec*...................       3,752,000
                                         --------------
                                             78,874,520
                                         --------------
            Wireless Communications (0.4%)
 208,000    Sprint Corp. (PCS
             Group)*...................       6,344,000
                                         --------------

            TOTAL COMMON AND PREFERRED
            STOCKS
            (Cost $1,295,212,125)......   1,385,317,644
                                         --------------
PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            U.S. GOVERNMENT OBLIGATION (2.0%)
 $26,600    U.S Treasury Bond
             6.25% due 05/15/30 (Cost
             $29,671,078)..............      29,367,996
                                         --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                    VALUE
-------------------------------------------------------

            SHORT-TERM INVESTMENT (a)(3.2%)
            U.S. GOVERNMENT AGENCY
 $46,900    Student Loan Marketing
             Assoc. 5.58% due 02/01/01
             (Cost $46,900,000)........  $   46,900,000
                                         --------------


TOTAL INVESTMENTS
(Cost $1,371,783,203) (b).......    99.4%     1,461,585,640

OTHER ASSETS IN EXCESS OF
LIABILITIES.....................     0.6          8,307,273
                                   -----     --------------

NET ASSETS......................   100.0%    $1,469,892,913
                                   =====     ==============

---------------------
ADR American Depository Receipt.
 *  Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $120,009,959 and the aggregate gross unrealized depreciation is $30,207,522, resulting in net unrealized appreciation of $89,802,437.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JANUARY 31, 2001:

CONTRACTS TO   IN EXCHANGE    DELIVERY    UNREALIZED
   DELIVER         FOR          DATE     DEPRECIATION
------------------------------------------------------
GBP 1,717,812   $2,504,742    02/01/01     $ (8,074)
                                           ========

Currency Abbreviation:
----------------------
GBP            British Pound.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001 (unaudited)
ASSETS:
Investments in securities, at value (cost $1,371,783,203)...  $1,461,585,640
Cash........................................................          95,458
Receivable for:
    Investments sold........................................      34,470,324
    Shares of beneficial interest sold......................       1,942,749
    Dividends...............................................         515,302
    Interest................................................         358,218
Prepaid expenses and other assets...........................         196,234
                                                              --------------
    TOTAL ASSETS............................................   1,499,163,925
                                                              --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency
 contracts..................................................           8,074
Payable for:
    Investments purchased...................................      25,696,485
    Plan of distribution fee................................       1,286,565
    Shares of beneficial interest repurchased...............       1,108,619
    Investment management fee...............................       1,000,557
Accrued expenses and other payables.........................         170,712
                                                              --------------
    TOTAL LIABILITIES.......................................      29,271,012
                                                              --------------
    NET ASSETS..............................................  $1,469,892,913
                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $1,471,671,561
Net unrealized appreciation.................................      89,802,659
Accumulated net investment loss.............................      (6,163,830)
Accumulated net realized loss...............................     (85,417,477)
                                                              --------------
    NET ASSETS..............................................  $1,469,892,913
                                                              ==============
CLASS A SHARES:
Net Assets..................................................     $59,982,858
Shares Outstanding (unlimited authorized, $.01 par value)...       4,905,731
    NET ASSET VALUE PER SHARE...............................          $12.23
                                                                      ======
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........          $12.91
                                                                      ======
CLASS B SHARES:
Net Assets..................................................  $1,282,900,295
Shares Outstanding (unlimited authorized, $.01 par value)...     106,644,739
    NET ASSET VALUE PER SHARE...............................          $12.03
                                                                      ======
CLASS C SHARES:
Net Assets..................................................    $119,403,676
Shares Outstanding (unlimited authorized, $.01 par value)...       9,925,808
    NET ASSET VALUE PER SHARE...............................          $12.03
                                                                      ======
CLASS D SHARES:
Net Assets..................................................      $7,606,084
Shares Outstanding (unlimited authorized, $.01 par value)...         618,877
    NET ASSET VALUE PER SHARE...............................          $12.29
                                                                      ======

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

STATEMENT OF OPERATIONS
For the six months ended January 31, 2001 (unaudited)
NET INVESTMENT LOSS:
INCOME
Interest....................................................  $   4,815,362
Dividends (net of $7,476 foreign withholding tax)...........      4,349,673
                                                              -------------

    TOTAL INCOME............................................      9,165,035
                                                              -------------

EXPENSES
Plan of distribution fee (Class A shares)...................         85,798
Plan of distribution fee (Class B shares)...................      7,128,993
Plan of distribution fee (Class C shares)...................        660,628
Investment management fee...................................      6,120,888
Transfer agent fees and expenses............................      1,040,458
Registration fees...........................................        123,614
Shareholder reports and notices.............................         69,591
Custodian fees..............................................         65,891
Professional fees...........................................         34,544
Trustees' fees and expenses.................................          5,162
Other.......................................................         19,410
                                                              -------------

    TOTAL EXPENSES..........................................     15,354,977
                                                              -------------

    NET INVESTMENT LOSS.....................................     (6,189,942)
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments.............................................    (29,446,719)
    Futures contracts.......................................        819,640
                                                              -------------

    NET LOSS................................................    (28,627,079)
                                                              -------------
Net change in unrealized depreciation on:
    Investments.............................................   (118,260,059)
    Futures contracts.......................................       (827,702)
    Translation of forward foreign currency contracts and
     other assets and liabilities denominated in foreign
     currencies.............................................          1,143
                                                              -------------

    NET DEPRECIATION........................................   (119,086,618)
                                                              -------------

    NET LOSS................................................   (147,713,697)
                                                              -------------

NET DECREASE................................................  $(153,903,639)
                                                              =============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX       FOR THE YEAR
                                                      MONTHS ENDED          ENDED
                                                     JANUARY 31, 2001   JULY 31, 2000
--------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss................................   $   (6,189,942)   $  (15,592,004)
Net realized gain (loss)...........................      (28,627,079)      161,778,107
Net change in unrealized appreciation..............     (119,086,618)      143,091,603
                                                      --------------    --------------

    NET INCREASE (DECREASE)........................     (153,903,639)      289,277,706
                                                      --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares.....................................       (6,960,622)               --
Class B shares.....................................     (161,687,670)               --
Class C shares.....................................      (14,962,080)               --
Class D shares.....................................         (889,697)               --
                                                      --------------    --------------

    TOTAL DISTRIBUTIONS............................     (184,500,069)               --
                                                      --------------    --------------

Net increase from transactions in shares of
 beneficial interest...............................      244,785,439       511,851,992
                                                      --------------    --------------

    NET INCREASE (DECREASE)........................      (93,618,269)      801,129,698
NET ASSETS:
Beginning of period................................    1,563,511,182       762,381,484
                                                      --------------    --------------

    END OF PERIOD
    (Including a net investment loss of $6,163,830
    and undistributed net investment income of
    $26,112, respectively).........................   $1,469,892,913    $1,563,511,182
                                                      ==============    ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Aggressive Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund seeks to achieve its objective by primarily investing in equity securities of U.S. or foreign companies that offer the potential for superior earnings growth. The Fund was organized as a Massachusetts business trust on October 29, 1997 and commenced operations on February 24, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gains/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $2 billion; and 0.725% to the portion of daily net assets exceeding $2 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled $39,024,508 at January 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $355, $1,303,752 and $24,499, respectively and received $129,989 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2001 aggregated $3,108,757,699 and $3,002,362,972, respectively. Included in the aforementioned are purchases and sales of U.S. Government Securities of $94,286,836 and $14,283,094, respectively.

For the six months ended January 31, 2001, the Fund incurred $103,591 in brokerage commissions with Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended January 31, 2001, the Fund incurred brokerage commissions of $287,353 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


5. FEDERAL INCOME TAX STATUS

Foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $27,000 during fiscal 2000.

As of July 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and the mark-to-market of open futures contracts.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                    FOR THE SIX                      FOR THE YEAR
                                                                    MONTHS ENDED                         ENDED
                                                                  JANUARY 31, 2001                   JULY 31, 2000
                                                             --------------------------       ---------------------------
                                                                    (unaudited)
                                                               SHARES        AMOUNT             SHARES         AMOUNT
                                                             ----------   -------------       -----------   -------------
CLASS A SHARES
Sold.......................................................   1,308,830   $  19,250,769         2,839,108   $  42,020,846
Reinvestment of distributions..............................     526,639       6,672,522                --              --
Redeemed...................................................  (1,343,342)    (20,283,815)       (1,383,616)    (19,720,690)
                                                             ----------   -------------       -----------   -------------
Net increase - Class A.....................................     492,127       5,639,476         1,455,492      22,300,156
                                                             ----------   -------------       -----------   -------------
CLASS B SHARES
Sold.......................................................  13,195,891     195,100,203        45,648,795     687,154,089
Reinvestment of distributions..............................  12,061,737     150,530,504                --              --
Redeemed...................................................  (9,104,098)   (130,640,860)      (16,589,854)   (240,493,299)
                                                             ----------   -------------       -----------   -------------
Net increase - Class B.....................................  16,153,530     214,989,847        29,058,941     446,660,790
                                                             ----------   -------------       -----------   -------------
CLASS C SHARES
Sold.......................................................   1,200,119      17,457,712         4,021,215      60,827,184
Reinvestment of distributions..............................   1,143,680      14,273,133                --              --
Redeemed...................................................    (852,481)    (12,073,195)       (1,496,390)    (21,639,846)
                                                             ----------   -------------       -----------   -------------
Net increase - Class C.....................................   1,491,318      19,657,650         2,524,825      39,187,338
                                                             ----------   -------------       -----------   -------------
CLASS D SHARES
Sold.......................................................     829,310      12,595,846         1,904,947      28,237,332
Reinvestment of distributions..............................      66,738         849,577                --              --
Redeemed...................................................    (576,664)     (8,946,957)       (1,634,452)    (24,533,624)
                                                             ----------   -------------       -----------   -------------
Net increase - Class D.....................................     319,384       4,498,466           270,495       3,703,708
                                                             ----------   -------------       -----------   -------------
Net increase in Fund.......................................  18,456,359   $ 244,785,439        33,309,753   $ 511,851,992
                                                             ==========   =============       ===========   =============

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and future contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also rise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2001, there were outstanding forward contracts, but no outstanding futures contracts.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                   FOR THE PERIOD
                                                                FOR THE SIX      FOR THE YEAR    FEBRUARY 24, 1999*
                                                                MONTHS ENDED         ENDED            THROUGH
                                                              JANUARY 31, 2001   JULY 31, 2000     JULY 31, 1999
-------------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $15.24            $10.87            $10.00
                                                                   ------            ------            ------

Income (loss) from investment operations:
 Net investment loss........................................           --             (0.08)            (0.01)
 Net realized and unrealized gain (loss)....................        (1.29)             4.45              0.88
                                                                   ------            ------            ------

Total income (loss) from investment operations..............        (1.29)             4.37              0.87
                                                                   ------            ------            ------

Less distributions from net realized gains..................        (1.72)               --                --
                                                                   ------            ------            ------

Net asset value, end of period..............................       $12.23            $15.24            $10.87
                                                                   ======            ======            ======

TOTAL RETURN+...............................................        (8.86)%(1)        40.20%             8.70%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................         1.17%(2)          1.18%             1.31%(2)

Net investment loss.........................................        (0.05)%(2)        (0.55)%           (0.16)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $59,983           $67,267           $32,165

Portfolio turnover rate.....................................          200%(1)           432%              177%(1)

---------------------
 *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

                                                                                                   FOR THE PERIOD
                                                                FOR THE SIX      FOR THE YEAR    FEBRUARY 24, 1999*
                                                                MONTHS ENDED         ENDED            THROUGH
                                                              JANUARY 31, 2001   JULY 31, 2000     JULY 31, 1999
-------------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS B SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................         $15.08           $10.84            $10.00
                                                                     ------           ------            ------

Income (loss) from investment operations:
 Net investment loss........................................          (0.06)           (0.19)            (0.04)
 Net realized and unrealized gain (loss)....................          (1.27)            4.43              0.88
                                                                     ------           ------            ------

Total income (loss) from investment operations..............          (1.33)            4.24              0.84
                                                                     ------           ------            ------

Less distributions from net realized gains..................          (1.72)              --                --
                                                                     ------           ------            ------

Net asset value, end of period..............................         $12.03           $15.08            $10.84
                                                                     ======           ======            ======

TOTAL RETURN+...............................................          (9.24)%(1)       39.11%             8.40%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................           1.92%(2)         1.93%             2.06%(2)

Net investment loss.........................................          (0.80)%(2)       (1.30)%           (0.91)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $1,282,900       $1,364,482          $665,848

Portfolio turnover rate.....................................            200%(1)          432%              177%(1)

---------------------
 *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

                                                                                                       FOR THE PERIOD
                                                                FOR THE SIX        FOR THE YEAR      FEBRUARY 24, 1999*
                                                                MONTHS ENDED           ENDED              THROUGH
                                                              JANUARY 31, 2001     JULY 31, 2000       JULY 31, 1999
-----------------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS C SHARES ++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $15.08             $10.84               $10.00
                                                                   ------             ------               ------

Income (loss) from investment operations:
 Net investment loss........................................        (0.06)             (0.19)               (0.04)
 Net realized and unrealized gain (loss)....................        (1.27)              4.43                 0.88
                                                                   ------             ------               ------

Total income (loss) from investment operations..............        (1.33)              4.24                 0.84
                                                                   ------             ------               ------

Less distributions from net realized gains..................        (1.72)                --                   --
                                                                   ------             ------               ------

Net asset value, end of period..............................       $12.03             $15.08               $10.84
                                                                   ======             ======               ======

TOTAL RETURN+...............................................        (9.24)%(1)         39.11 %               8.40 %(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................         1.92 %(2)          1.93 %               2.06 %(2)

Net investment loss.........................................        (0.80)%(2)         (1.30)%              (0.91)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $119,404           $127,180              $64,053

Portfolio turnover rate.....................................          200 %(1)           432 %                177 %(1)

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

                                                                                                       FOR THE PERIOD
                                                                FOR THE SIX        FOR THE YEAR      FEBRUARY 24, 1999*
                                                                MONTHS ENDED           ENDED              THROUGH
                                                              JANUARY 31, 2001     JULY 31, 2000       JULY 31, 1999
-----------------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS D SHARES ++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $15.30             $10.89               $10.00
                                                                   ------             ------               ------

Income (loss) from investment operations:
 Net investment income (loss)...............................         0.01              (0.06)                  --
 Net realized and unrealized gain (loss)....................        (1.30)              4.47                 0.89
                                                                   ------             ------               ------

Total income (loss) from investment operations..............        (1.29)              4.41                 0.89
                                                                   ------             ------               ------

Less distributions from net realized gains..................        (1.72)                --                   --
                                                                   ------             ------               ------

Net asset value, end of period..............................       $12.29             $15.30               $10.89
                                                                   ======             ======               ======

TOTAL RETURN+...............................................        (8.83)%(1)         40.50 %               8.90%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................         0.92 %(2)          0.93 %               1.06%(2)

Net investment income (loss)................................         0.20 %(2)         (0.30)%               0.09%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $7,606             $4,581                 $316

Portfolio turnover rate.....................................          200 %(1)           432 %                177%(1)

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Michelle Kaufman
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
AGGRESSIVE
EQUITY FUND


Semiannual Report
January 31, 2001